9. Notes Payable (Tables)	12 Months Ended
Dec. 31, 2012
Notes Payable Tables
Notes Payable

Notes payable consisted of the following at December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011

Note payable - related party originating August 14, 2012; no monthly payments required; bearing interest at 5%; due on demand [A]	$300,000	$-

Note payable - related party originating March 13, 2012; no monthly payments required; bearing interest at 0.19%; maturing at March 31, 2013 [A]	300,000	-

Note payable - originating February 25, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 25, 2014	100,000	-

Note payable - originating February 27, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 27, 2014	50,000	-

Note payable - related party originating February 29, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 29, 2014	50,000	-

Note payable for vehicle, 72 monthly payments of $618; interest at 8.4% through March 2014	-	15,151
Total	800,000	15,151
Less: Current maturities (notes payable)	-	(6,383)
Less: Current maturities (convertible notes payable)	-	-
Subtotal	800,000	8,768
Less: amount due after one year for notes payable	-	(8,768)
Amount due after one year for convertible notes payable	$800,000	$-

Future maturities of notes payable	Future maturities of notes payable are as follows:
Year Ending December 31,
2013	$-
2014	800,000
$800,000